LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of long-term debt
The balance of long-term debt is comprised of:

	December 31,
	2013	2012
	(In thousands)
7.00% Senior Notes due January 15, 2013 (the "2002 Senior Notes"); interest payable each January 15 and July 15, which commenced July 15, 2003	$—	$15,844
4.875% Senior Notes due November 30, 2018 (the "2013 Senior Notes"); interest payable each May 30 and November 30, which commences May 30, 2014	500,000	—
4.75% Senior Notes due December 15, 2022 (the "2012 Senior Notes"); interest payable each June 15 and December 15, which commenced June 15, 2013	500,000	500,000
5% New York City Industrial Development Agency Liberty Bonds due September 1, 2035 (the "Liberty Bonds"); interest payable each March 1 and September 1, which commenced March 1, 2006	80,000	80,000
Total long-term debt	1,080,000	595,844
Less current maturities	—	(15,844)
Long-term debt, net of current maturities	$1,080,000	$580,000

Schedule of debt instrument redemption
Thereafter, we may redeem the 2012 Senior Notes at the redemption prices set forth below, together with accrued and unpaid interest thereon to the applicable redemption date, if redeemed during the twelve-month period beginning on December 15 of the years indicated below:

Year	Percentage
2017	102.375%
2018	101.583%
2019	100.792%
2020 and thereafter	100.000%
Thereafter, we may redeem the 2013 Senior Notes at the redemption prices set forth below, together with accrued and unpaid interest thereon to the applicable redemption date, if redeemed during the twelve-month period beginning on November 30 of the years indicated below:

Year	Percentage
2014	104.875%
2015	103.250%
2016	101.625%
2017 and thereafter	100.000%

Schedule of aggregate contractual maturities of long-term debt	Long-term debt maturities are as follows:

Years Ending December 31,	(In thousands)
2018	$500,000
2022	500,000
2035	80,000
Total	$1,080,000